UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                11/14/07
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:           $48,246
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ ---------------- ---------- -------- ----------------------- ---------- ---------- ------------------
                                                            VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- ---------- -------- ---------- ----- ---- ---------- --------- -------- ------ ----
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102       944     19,100  SH           SOLE                19,100    0     0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209     1,221     36,000  SH           SOLE                36,000    0     0
ISHARES INC                    MSCI BRAZIL      464286400     5,700     77,500  SH           SOLE                77,500    0     0
ISHARES TR                     MSCI EMERG MKT   464287234    23,912    160,000  SH           SOLE               160,000    0     0
ISHARES TR                     MSCI EMERG MKT   464287234    14,945    100,000  SH   CALL    SOLE               100,000    0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408       982     13,000  SH           SOLE                13,000    0     0
TENARIS S A                    SPONSORED ADR    88031M109       542     10,300  SH           SOLE                10,300    0     0

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